Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31, 2018	December 31, 2017
Machinery equipment	$1,880,505	$1,143,605
Electronic equipment	167,618	117,220
Office equipment	156,996	81,248
Motor vehicles	1,612,293	932,877
Buildings	3,922,383	106,038
Computer software	92,336	81,939
Construction in progress	10,238,835	8,350,135
Leasehold improvements	75,745	80,053
Membrane cushion	216,901	-
Wastewater treatment system, except for membrane cushion	1,289,780	-
Total property, plant and equipment	19,653,392	10,893,115
Less: accumulated depreciation	(900,052)	(443,649)
Property, plant and equipment, net	$18,753,340	$10,449,466